UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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           --------------------------------------------------

Form 13F File Number:  28-11992
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

          /s/PETER W. MAY           New York, New York            2/13/09
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[   ]   13F  COMBINATION  REPORT.  (Check  here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:             20
                                               -------------

Form 13F Information Table Value Total:         $ 2,063,073
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number          Name
    ---     --------------------          ------


     01     28-11639                      Nelson Peltz

     02     28-11640                      Peter W. May

     03     28-11641                      Edward P. Garden

     04     28-11993                      Trian Partners GP, L.P.

                                               FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------      --------   --------            --------          --------      --------        --------
                                                   VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                   ----------------
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED   NONE
--------------         --------------   -----     --------     -------    ---  ----    ----------     --------   ----  ------   ----

Wendys Arbys Group Inc      COM        950587105   366,930   74,277,416   SH           Defined         1,2,3,4       74,277,416

Heinz HJ Co.                COM        423074103   280,804    7,468,193   SH           Defined         1,2,3,4        7,468,193

Chemtura Corp.              COM        163893100    13,139    9,385,112   SH           Defined         1,2,3,4        9,385,112

Tiffany & Co. NEW           COM        886547108   237,889   10,067,240   SH           Defined         1,2,3,4       10,067,240

Kraft Foods Inc.            CL A       50075N104   923,017   34,376,805   SH           Defined         1,2,3,4       34,376,805

Trian Acquisition I Corp.   COM        89582E108    45,514    5,108,198   SH           Defined         1,2,3,4        5,108,198

Trian Acquisition I Corp.   W Exp      89582E116       579    2,515,893   SH           Defined         1,2,3,4        2,515,893
                            01/23/201

Trian Acquisition I Corp.   Unit       89582E207     6,529      709,625   SH           Defined         1,2,3,4          709,625
                            99/99/9999

Philip Morris Intl Inc.     COM        718172109    12,341      283,625   SH           Defined         1,2,3,4          283,625

Lorillard Inc.              COM        544147101    18,456      327,517   SH           Defined         1,2,3,4          327,517

Dr Pepper Snapple
   Group Inc.               COM        26138E109   116,953    7,197,119   SH           Defined         1,2,3,4        7,197,119

Stoneleigh Partners
   Acqus Co                 COM        861923100       109       14,101   SH           Defined         1,2,3,4           14,101

SP Acquisition Holdings Inc COM        78470A104       215       23,497   SH           Defined         1,2,3,4           23,497

CKE Restaurants Inc.        COM        12561E105    18,549    2,136,989   SH           Defined         1,2,3,4        2,136,989

Krispy Kreme Donuts Inc.    COM        501014104     2,481    1,476,775   SH           Defined         1,2,3,4        1,476,775

Proshares TR                PSHS ULTSH 74347R297    18,461      489,282   SH           Defined         1,2,3,4          489,282
                            20YRS

Proshares TR                PSHS ULSHT 74347R313       271        5,148   SH           Defined         1,2,3,4            5,148
                            7-10Y

Sapphire Industrials Corp   COM        80306T109       317       34,586   SH           Defined         1,2,3,4           34,586

Global Consumer Acqst Corp  COM        378983100       173       19,079   SH           Defined         1,2,3,4           19,079

Alternative Asset
   Mgmt Acqu                COM        02149U101       346       37,447   SH           Defined         1,2,3,4           37,447